Financial Risk Management (Tables)	12 Months Ended
Jan. 31, 2020
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Disclosure of Financial Risk Management

The Group’s liabilities have contractual maturities which are summarised below:

	Non-derivatives Borrowings NZ$000’s	Non-derivatives Trade payables NZ$000’s	Non-derivatives Total NZ$000’s	Derivatives Gross future cash settlement on forward currency contracts - inflow NZ$000’s	Derivatives Gross future cash settlement on forward currency contracts - (outflow) NZ$000’s	Derivatives Total NZ$000’s
Not later than 1 month
31 January 2020	2,052	10,407	12,459	-	-	-
31 January 2019	1,329	23,580	24,908	18,325	(19,212)	(887)
1 to 3 months
31 January 2020	18,044	-	18,044	-	-	-
31 January 2019	184	-	184	9,610	(10,061)	(451)
3 months to 1 year
31 January 2020	-	-	-	-	-	-
31 January 2019	20,184	-	20,184	4,976	(5,121)	(145)
1 to 5 years
31 January 2020	28,764	-	28,764	-	-	-
31 January 2019	-	-	-	-	-	-

Total
31 January 2020	48,860	10,407	59,267	-	-	-
31 January 2019	21,697	23,580	45,277	32,912	(34,395)	(1,483)

Disclosure of Credit Risk Exposure

	31 January 2020 NZ$000’s	31 January 2019 NZ$000’s	31 January 2018 NZ$000’s
Trade receivables Counterparty without external credit ratings
New customer less than 6 months	-	42	12
Existing customers (more than 6 months with default in past)	2,358	7,747	9,970
Total	2,358	7,789	9,982

Cash at bank	31 January 2020 NZ$000’s	31 January 2019 NZ$000’s	31 January 2018 NZ$000’s
Credit ratings
AA-	3,747	1,915	10,591
A+	-	-	94
Total	3,747	1,915	10,685

Disclosure of Market Risk

Foreign currency denominated financial assets and liabilities, translated into New Zealand Dollars at the closing rate, are as follows:

31 January 2020	AUD NZ$000’s	USD NZ$000’s	GBP NZ$000’s	EUR NZ$000’s	HKD NZ$000’s	Total NZ$000’s
Nominal amounts
Trade receivables	-	19	20	441	-	480
Trade payables	12	4,068	85	1	2	4,168
Cash and cash equivalents	1,500	747	85	5	4	2,341
31 January 2019
Nominal amounts
Trade receivables	51	42	-	285	-	378
Trade payables	1	9,035	8	61	7	9,112
Cash and cash equivalents	623	149	38	8	11	829
31 January 2018
Nominal amounts
Trade receivables	328	199	-	1,376	-	1,903
Trade payables	781	11,209	74	29	53	12,146
Cash and cash equivalents	1,660	7,190	77	92	165	9,184

Disclosure of Detailed Information About Hedging Instruments

The following table summarises the notional amount of the Group’s commitments in relation to forward exchange contracts.

	Notional Amounts			Average Exchange Rate
	31 January 2020 NZ$000’s	31 January 2019 NZ$000’s	31 January 2018 NZ$000’s	31 January 2020 $	31 January 2019 $	31 January 2018 $
Buy USD / sell NZD
Settlement
Less than 6 months	-	34,395	48,149	-	0.6620	0.7061

Buy AUD / sell NZD
Settlement	NZ$000’s	NZ$000’s	NZ$000’s	$	$	$
Less than 6 months	-	-	2,247	-	-	0.8900

Disclosure of Financial Instruments by Type of Interest Rate

At the reporting date, the Group is exposed to changes in market interest rates through its bank borrowings, which are subject to variable interest rates.

	31 January 2020 NZ$000’s	31 January 2019 NZ$000’s
Floating rate instruments
Bank overdrafts	-	-
Working capital financing bank facility	-	-
Convertible notes	-	78
Borrowings	17,900	20,000
	17,900	20,078

Currency risk [member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Sensitivity Analysis for Types of Market Risk

	NZ$000’s
	+10%	-10%
USD
Net results/Equity (31 January 2020)	(594)	594
Net results/Equity (31 January 2019)	(954)	954
Net results/Equity (31 January 2018)	(1,509)	1,509
AUD
Net results/Equity (31 January 2020)	(1)	1
Net results/Equity (31 January 2019)	(5)	5
Net results/Equity (31 January 2018)	(805)	805
GBP
Net results/Equity (31 January 2020)	(16)	16
Net results/Equity (31 January 2019)	(1)	1
Net results/Equity (31 January 2018)	(175)	175
EUR
Net results/Equity (31 January 2020)	(42)	42
Net results/Equity (31 January 2019)	(32)	32
Net results/Equity (31 January 2018)	(136)	136
HKD
Net results/Equity (31 January 2020)	(-)	-
Net results/Equity (31 January 2019)	(1)	1
Net results/Equity (31 January 2018)	(14)	14

Interest Rate Risk [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Sensitivity Analysis for Types of Market Risk

The calculations are based on the financial instruments held at each reporting date. All other variables are held constant.

	NZ$000’s
	1.00%	-1.00%
	NZ$000’s	NZ$000’s
Net results/Equity (31 January 2020)	179	(179)
Net results/Equity (31 January 2019)	200	(200)